Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Investment Contracts
Financial instruments recorded as assets, Carrying Amount	$ 80,661
Financial instruments recorded as assets, Estimated Fair Value	79,227
Financial instruments recorded as assets, Level	2
Cash
Financial instruments recorded as assets, Carrying Amount	769	4,926
Financial instruments recorded as assets, Estimated Fair Value	769	4,926
Financial instruments recorded as assets, Level	1	1
Policy loans
Financial instruments recorded as assets, Carrying Amount	110	110
Financial instruments recorded as assets, Estimated Fair Value
Financial instruments recorded as assets, Level